Advances to Suppliers (Tables)	12 Months Ended
Mar. 31, 2022
Advances To Suppliers [Abstract]
Schedule of advance to suppliers
	March 31, 2022	March 31, 2021
Advance to suppliers	$610,526	$421,963
Less: reserve for vendor non-performance on advances	(38,949)	-
Advance to suppliers, net	$571,577	$421,963